Note 9 - Term Loans and Line of Credit Agreements	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
Note
9.
Term Loans and Line of Credit Agreements

New Term Loan Agreement

On
December 20, 2019,
Avalon and certain direct and indirect wholly owned subsidiaries entered into a loan and security agreement (the “New Term Loan Agreement”) with Laurel Capital Corporation which provided for a
$23.0
million term loan. The New Term Loan Agreement proceeds were utilized to pay off and refinance the Company's existing term loan and commercial mortgage agreements, pay down the outstanding balance and associated interest on the Company's line of credit agreement and pay related transaction costs. The remaining proceeds were deposited into a project fund account for which those proceeds are required to fund future costs of renovating and expanding both The Grand Resort and Avalon Field Club at New Castle.

At closing,
$10.3
million of the proceeds were used to pay off and refinance amounts outstanding under our term loan agreement with Laurel Capital Corporation, dated
December 20, 2016 (
“2016
Term Loan Agreement”),
$2.9
million of the proceeds were used to pay off and refinance amounts outstanding under our term loan agreement with Laurel Capital Corporation, dated
March 29, 2019 (
“2019
Term Loan Agreement”),
$1.7
million of the proceeds were used to pay down the outstanding balance and associated interest on our existing line of credit agreement with Premier Bank (formerly Home Savings Bank), dated
May 31, 2018,
as amended,
$0.6
million of the proceeds were used to pay off amounts outstanding under our commercial mortgage agreement with Mercer County State Bank, dated
May 13, 2019 (
“Commercial Mortgage”) and
$0.3
million of the proceeds were utilized to pay transaction costs. The remaining proceeds of approximately
$7.2
million were deposited into a project fund account. At
December 30, 2020
and
2019,
loan proceeds of
$3.9
million and
$7.2
million, respectively, are presented in the Consolidated Balance Sheets as “Restricted cash.”

The
2016
Term Loan Agreement,
2019
Term Loan Agreement and the Commercial Mortgage Agreement were terminated in conjunction with the New Term Loan Agreement.

The New Term Loan Agreement is payable in
119
equal monthly installments of principal and interest
,
based on a
fifteen
(
15
) year maturity schedule which commenced
January 20, 2020
followed by
one
final balloon payment of all remaining principal, interest and fees due on the maturity date of
December 20, 2029.
Borrowings under the New Term Loan Agreement bear interest at a fixed rate of
5.00%
until the
fifth
anniversary date of the closing at which time the interest rate will be reset to a fixed rate equal to the greater of (a)
5.00%
per annum or (b) the sum of the
five
year treasury rate on the date
two
(
2
) business days prior to the reset date plus
3.60%,
provided that the applicable rate shall in
no
event exceed
7.35%
per annum.

Avalon has the right to prepay the amount outstanding under the New Term Loan Agreement, in whole or in part, at any time upon payment of the principal amount of the loan to be prepaid plus accrued unpaid interest thereon to the prepayment date, plus an applicable prepayment penalty. The prepayment penalty, expressed as a percentage of the principal of the loan being prepaid, is five
percent (
5%
) on any prepayment in the
first
five
years;
four
percent (
4%
) on any prepayment in the
sixth
and
seventh
year;
three
percent (
3%
) on any prepayment in the
eighth
and
ninth
year; and
two
percent (
2%
) on any prepayment in the
tenth
year.

Borrowings under the New Term Loan Agreement are secured by certain real property and related business assets as defined in the agreement. The New Term Loan Agreement contains a Fixed Charge Coverage Ratio requirement of at least
1.20
tested on an annual basis on
December 31
of each year commencing
December 31, 2020.
The New Term Loan also contains other nonfinancial covenants, customary representations, warranties and events of default. Avalon was in compliance with the New Term Loan Agreement covenants at
December 31, 2020
and
2019.

The Company capitalized approximately
$0.4
million of debt issuance costs in connection with the New Term Loan Agreement. The Company will amortize these costs over the life of the New Term Loan Agreement. In accordance with ASU
2015
-
03,
Simplifying the Presentation of Debt Issuance Costs
, these costs are presented in the Consolidated Balance Sheets as a direct reduction from the carrying amount of the term loan liability.

Line of Credit Agreement

On
May 31, 2018,
Avalon entered into a business loan agreement with Premier Bank (formerly Home Savings Bank), (the “Line of Credit Agreement”) which provides for a line of credit of up to
$5.0
million. On
August 5, 2020,
the Company amended the Line of Credit Agreement to extend the maturity date to
July 31, 2022.
Under the Line of Credit Agreement, borrowings in excess of
$1.0
million are subject to a borrowing base which is calculated based off a specific level of eligible accounts receivable of the waste management business as defined in the agreement.

At
December 20, 2019,
the outstanding balance of
$1.7
million under the Line of Credit Agreement was paid down with a portion of the proceeds from the New Term Loan Agreement.
No
amounts were drawn under the Line of Credit Agreement at
December 31, 2020
and
2019.
   Outstanding borrowings under the Line of Credit Agreement bear interest at Prime Rate plus
.25%.
At
December 31, 2020,
the interest rate on the Line of Credit Agreement was
3.50%.

Borrowings under the Line of Credit Agreement are secured by certain business assets of the Company including accounts receivable, inventory and equipment. The Line of Credit Agreement contains a Fixed Charge Coverage Ratio requirement of at least
1.20
tested on an annual basis on
December 31
of each year. The Line of Credit Agreement also contains other nonfinancial covenants, customary representations, warranties and events of default. Avalon was in compliance with the Line of Credit Agreements covenants at
December 31, 2020
and
2019.

Paycheck Protection Program Loan

The Coronavirus Aid, Relief, and Economic Security Act, or (“CARES”) Act, was signed into law on
March 27, 2020,
and provides over
$2.0
trillion in emergency economic relief to individuals and businesses impacted by the COVID-
19
pandemic. The CARES Act authorized the Small Business Administration to temporarily guarantee loans under a new loan program called the Paycheck Protection Program (the “Program”). The Program provides for
100%
federally guaranteed loans to small businesses to allow employers to keep workers employed and maintain payroll during the pandemic and economic downturn. Under the Program, qualified companies are eligible for a loan in an amount equal to the lesser of
$10
million or
2.5
times the business's average monthly payroll. Collateral or guarantor support is not
required for the loan.

Under the Program, the borrower is eligible for loan forgiveness up to the amount the borrower spends on certain eligible costs during, at the borrowers election, either an
8
or
24
week covered period beginning on the date the proceeds were received on the loan. Eligible costs under the Program include payroll costs, interest on mortgage obligations incurred before the covered period, rent on leasing agreements and utility services. The amount of loan forgiveness is reduced if there is a reduction in the number of employees or a reduction of greater than
25%
in wages paid to employees. Under the Program, proceeds that are not
forgiven convert to a loan bearing interest at a fixed rate of
1%
payable, at the borrowers election, in either
18
or
54
equal monthly installments commencing
10
months after the end of their covered period.

In the
second
quarter of
2020,
certain wholly-owned subsidiaries of Avalon entered into agreements and received a total of approximately
$2.8
million in loans under the Program. The Company utilized the entire balance of the loan proceeds under the
24
week loan forgiveness period and subsequently applied for forgiveness with the Small Business Administration in accordance with the Program's guidelines.

The Company is accounting for the loans in accordance with Accounting Standards Codification (“ASC”)
470
–
Debt
. Under ASC
470,
the debt will be derecognized when the debt is extinguished in accordance with the guidance in ASC
405
-
20,
Liabilities: Extinguishments of Liabilities
. Debt forgiven in accordance with the Program is recognized in the Consolidated Statements of Operations as a gain on debt extinguishment.

During the
fourth
quarter of
2020,
approximately
$0.8
million of the loans and
$4,000
of associated interest were forgiven by the Small Business Administration. Subsequent to
December 31, 2020,
approximately
$1.1
million of the loans and
$8,000
of associated interest were forgiven by the Small Business Administration. The Company anticipates the remaining loans, and associated interest, will be forgiven in the first
or
second
quarter of
2021.
In the event that the Small Business Administration does
not
forgive any or a portion of the loan, the Company will repay amounts that are not
forgiven using an
18
month repayment schedule with payments scheduled to commence in the third
quarter of
2021.

During the years ended
December 31, 2020
and
2019,
the weighted average interest rate on outstanding borrowings was
4.73%
and
5.46%,
respectively.

Obligations under the Company's debt agreements at
December 31, 2020
and
2019
consist of the following (in thousands):

	2020
	Gross Amount	Debt Issuance Costs	Net Amount
Term Loan Agreement	$21,944	$(373)	$21,571
Paycheck Protection Program Loans	1,964	-	1,964
Total	23,908	(373)	23,535
Less current portion	1,636	(42)	1,594
Long-term debt	$22,272	$(331)	$21,941

	2019
	Gross Amount	Debt Issuance Costs	Net Amount
New Term Loan Agreement	$23,000	$(415)	$22,585
Less current portion	1,057	(42)	1,015
Long-term debt	$21,943	$(373)	$21,570

At
December 31, 2020,
future maturities of long-term debt are as follows (in thousands):

2021	$1,636
2022	2,495
2023	1,339
2024	1,290
2025	1,356
Thereafter	15,792
Total	$23,908